Certain Relationships and Related Transactions - Additional Information (Detail) $ / shares in Units, $ in Thousands					12 Months Ended
	Jul. 24, 2015	Jul. 09, 2015	Jun. 13, 2012 USD ($)	Aug. 18, 2011 USD ($) $ / shares shares	Apr. 30, 2016 USD ($) Location	May 02, 2015 USD ($)	May 03, 2014 USD ($)	Aug. 29, 2011
Transactions with Third Party [Line Items]
Net effect of overpayment of construction expenses and underpayment of base rent						$ 418
Corporate Office
Transactions with Third Party [Line Items]
Number of location leased | Location					2
Annual rent					$ 7,784	6,834	$ 4,299
Office And Warehouse Facilities
Transactions with Third Party [Line Items]
Annual rent					$ 456	262	707
Ownership interest by related parties					50.00%
Payment for rent					$ 179		270
Proceeds from rent						174
Series J Preferred Stock
Transactions with Third Party [Line Items]
Stock conversion, conversion ratio	59.8727	58.8235
Private Placement | Series J Preferred Stock
Transactions with Third Party [Line Items]
Preferred Stock, shares issued | shares				204,000
Preferred Stock, par value | $ / shares				$ 0.001
Preferred stock issued, aggregate purchase price				$ 204,000
Preferred Stock, convertible percentage of common stock outstanding								16.60%
Preferred Stock, initial conversion price | $ / shares				$ 17.00
Preferred Stock, initial dividend rate				7.75%
Senior Subordinated Note
Transactions with Third Party [Line Items]
Debt, principal amount					$ 100,000
Interest rate					8.00%
Junior Subordinated Note
Transactions with Third Party [Line Items]
Debt, principal amount					$ 150,000
Interest rate					10.00%
Settlement waive amount			$ 22,750
MBS
Transactions with Third Party [Line Items]
Sales of books					$ 2	619	1,388
Commission outstanding					183	165
Purchases of books and others					7,092	14,594	14,371
MBS | B&N.com
Transactions with Third Party [Line Items]
Commission earned					268	316	315
Payment for commissions					68	91	99
TXTB and MBS Direct | B&N.com
Transactions with Third Party [Line Items]
Payment for commissions					515	429	238
Outstanding amounts payable					0	7
LR Enterprises
Transactions with Third Party [Line Items]
Aircraft time-sharing and operating costs					$ 63	155	175
Argix
Transactions with Third Party [Line Items]
Ownership interest by related parties					20.00%
Freight and transportation costs					$ 19,102	$ 47,536	52,087
Leisure Arts
Transactions with Third Party [Line Items]
Purchases of books and others							38
Sirius
Transactions with Third Party [Line Items]
Commissions received							$ 1